RETIREMENT PLAN	12 Months Ended
Dec. 31, 2011
RETIREMENT PLAN
RETIREMENT PLAN

11. RETIREMENT PLAN

        The Company offers a discretionary 401(k) Plan to all of its employees. Under the 401(k) Plan, employees may defer income on a tax-exempt basis, subject to limitations under the Internal Revenue Code of 1986, as amended. Under the 401(k) Plan, the Company may make discretionary matching contributions. Company contributions expensed in 2011, 2010 and 2009 totaled $211,494, $179,349 and $117,969, respectively.